Income Tax Expense (Income) (Tables)	6 Months Ended
Jun. 30, 2025
Income Tax Expense (Income) [Abstract]
Schedule of Provision for Income Taxes

Significant components of the provision for income taxes are as follows:

	For the six months ended June 30,
	2024	2025	2025
	HK$	HK$	US$
Current:
Hong Kong	—	—	—
PRC	8	43,351	5,522
Deferred:
Hong Kong	615,392	(2,073,535)	(264,148)
PRC	(392,606)	332,402	42,345
	222,786	(1,741,133)	(221,803)
Income tax expense (income)	222,794	(1,697,782)	(216,281)

Schedule of Components of Deferred Tax Assets

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of:

	Tax losses	Allowance for expected credit losses	Total
	HK$	HK$	HK$

As of January 1, 2024	2,413,898	226,489	2,640,387
Charged to the unaudited interim condensed consolidated statements of operations	(222,786)	—	(222,786)
As of June 30, 2024 (Unaudited)	2,191,112	226,489	2,417,601
As of June 30, 2024 (US$) (Unaudited)	280,614	29,006	309,620

As of January 1, 2025	1,789,897	80,922	1,870,819
Credited to the unaudited interim condensed consolidated statements of operations	1,741,133	—	1,741,133
As of June 30, 2025 (Unaudited)	3,531,030	80,922	3,611,952
As of June 30, 2025 (US$) (Unaudited)	499,818	10,309	460,127

Schedule of Movements of Deferred Tax Asset

Movements of deferred tax asset were as follows:

	As of December 31, 2024	As of June 30, 2025
	HK$	HK$	US$
	(Audited)	(Unaudited)	(Unaudited)
Deferred tax asset:
Beginning balance	2,640,387	1,870,819	238,324
(Utilized)/recognised	(769,568)	1,741,133	221,803
Ending balance	1,870,819	3,611,952	460,127